Accounts receivable, net	6 Months Ended
Jun. 30, 2023
Credit Loss [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Accounts receivable	26,612,573	37,723,534	5,220,672
Less: allowance for doubtful accounts	(8,487,562)	-	-
Accounts receivable, net	18,125,011	37,723,534	5,220,672

The following table summarizes the changes in allowance for doubtful accounts:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Beginning balance	2,162,693	8,487,562	1,218,672
Addition	8,487,562	-	-
Recovery	2,162,693	8,487,562	1,218,672
Ending balance	8,487,562	-	-